                     Investing
[LOGO OF EATON
 VANCE APPEARS HERE] for the
                                              [PHOTO OF CALCULATOR APPEARS HERE]
                     21st

                     Century (R)

     Semiannual Report June 30, 1998


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                                  EATON VANCE

                                    SPECIAL

                                 EQUITIES FUND


                                  Eaton Vance
                    Global Management-Global Distribution


[PHOTO OF NEW YORK STOCK EXCHANGE APPEARS HERE]

Eaton Vance Special Equities Fund as of June 30, 1998

INVESTMENT UPDATE


[PHOTO OF EDWARD E. (JACK) SMILEY PORTFOLIO MANAGER APPEARS HERE]

Edward E. (Jack) Smiley
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
  The Economy

 .    In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including good growth, historically low unemployment, and tame inflation.

 .    Gross Domestic Product increased by a modest 1.4% in the second quarter, while the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. On the inflation front, the Consumer Price Index rose just 1.6% in the year ended June, 1998.

 .    Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, lower prices for Asian imports have led to lower prices for imported manufactured goods, contributing to already-low inflation.

The Stock Market

 .    The U.S. stock market surged to record levels in the first six months of the year, with the S&P500 Index registering a total return of 17.7%./1/ The market's strength reflected the favorable economic backdrop, a good earnings outlook, and a continuing flight to quality among global investors.

 .    The market was characterized by increasing volatility during the period. In the six weeks from early May through mid-June, the market underwent a 6% correction as high valuations and fears of lackluster second-quarter earnings sent the market lower. Investor confidence was restored by month-end, however, with blue chips again providing market leadership.

 .    Small-cap stocks -- the Fund's investment universe -- continued to underperform larger stocks, with the technology and energy sectors displaying tremendous volatility. As a result, valuations of small-cap stocks are now very reasonable compared to their larger cap counterparts. That is very significant, especially given the continuing strong earnings momentum among many smaller companies.

The Fund
--------------------------------------------------------------------------------
  The Past Six Months

 .    During the six months ended June 30, 1998, the Fund's Class A shares had a total return of 12.5%. This return resulted from an increase in net asset value (NAV) to $7.86 per share on June 30, 1998 from $6.99 on December 31, 1997 and the reinvestment of $0.003 in capital gain distributions./2/ By comparison, the S&P SmallCap 600 Index rose just 6.1% during the six-month period./1/

 .    The Fund's Class B shares had a total return of 12.0% during the period, the result of an increase in NAV to $14.92 per share from $13.32 per share and the reinvestment of $0.003 in capital gain distributions./2/

 .    The Fund's Class C shares had a total return of 11.8% during the period, the result of an increase in NAV to $11.13 per share from $9.96 per share and the reinvestment of $0.003 in capital gain distributions./2/

Management Discussion

 .    Software and information technology companies such as J.D. Edwards, Inc.
     and Yahoo, Inc. were very strong performers. J.D. Edwards is a leader in enterprise planning software. Yahoo is a leading Internet media company offering a wide range of branded programs.

 .    The telecommunications industry remains a major source of growth, both domestically and abroad. ECI Telecommunications, Ltd. rose 63% during the period. The Israel-based company develops digital telecom and data transmission systems.

 .    United Rentals, Inc., which rents equipment to the construction industry and to homeowners, rose 135% in the six-month period. The company has benefited from the national boom in construction and has pursued an aggressive acquisition strategy. United recently announced a merger with competitor U.S. Rentals.

 .    While much of the semiconductor industry suffered from slowing demand,
     Vitesse Semiconductor Corp. enjoyed a 50% surge in second quarter earnings. The company, which rose 65%, makes specialized integrated circuits for the fast-growing telecom and data communication sectors.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Fund Information
as of June 30, 1998

Performance/3/                                     Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            21.9%     19.6%     19.1%
Five Years                                          13.6       N.A.      N.A.
Ten Years                                           13.8       N.A.      N.A.
Life of Fund+                                        9.3      15.8      16.6

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            14.8%     14.6%     18.2%
Five Years                                          12.3       N.A.      N.A.
Ten Years                                           13.1       N.A.      N.A.
Life of Fund+                                        9.1      15.3      16.6

+Inception Dates -- Class A: 4/22/68; Class B: 8/22/94; Class C:11/17/94

Ten Largest Holdings/4/
--------------------------------------------------------------------------------

SunGard Data Systems, Inc.                  1.6%
Nova Corp.                                  1.6
Cross Timbers Oil Co.                       1.6
Newfield Exploration Co.                    1.5
Mutual Risk Management Ltd.                 1.5
J.D. Edwards, Inc.                          1.5
BISYS Group Inc., (The)                     1.4
Emmis Broadcasting Corp., Class A           1.3
Genzyme Corp., Class A                      1.3
Acxiom Corp.                                1.3


/1/It is not possible to invest directly in an Index. /2/This return does not include the maximum 5.75% sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. /3/Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% -- 1st and 2nd years; 4% -- 3rd year; 3% -- 4th year; 2% -- 5th year; 1% -- 6th year. SEC 1-Year return for Class C reflects 1% CDSC. /4/As of 6/30/98; may not be representative of the Portfolio's current or future investments. The ten largest holdings accounted for 14.6% of the Portfolio's net assets.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Special Equities Fund  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------
Investment in Special Investment Portfolio, at value
    (identified cost, $63,707,762)                           $82,278,870
Receivable for Fund shares sold                                    1,643
Deferred organization expenses                                    23,460
--------------------------------------------------------------------------
Total assets                                                 $82,303,973
--------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------
Payable for Fund shares redeemed                             $    24,757
Payable to affiliate for Trustees' fees                              516
Other accrued expenses                                            38,579
--------------------------------------------------------------------------
Total liabilities                                            $    63,852
--------------------------------------------------------------------------
Net Assets                                                   $82,240,121
--------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------
Paid-in capital                                              $57,822,945
Accumulated undistributed net realized gain from
    Portfolio (computed on the basis of                        6,176,519
    identified cost)
Accumulated net investment loss                                 (330,451)
Net unrealized appreciation from Portfolio (computed
    on the basis of identified cost)                          18,571,108
--------------------------------------------------------------------------
Total                                                        $82,240,121
--------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------
Net Assets                                                   $76,892,653
Shares Outstanding                                             9,785,470
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest              $      7.86
    outstanding)
Maximum Offering Price Per Share
    (100 / 94.25 of $7.86)                                   $      8.34
--------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------
Net Assets                                                   $ 3,810,583
Shares Outstanding                                               255,486
Net Asset Value, Offering Price and Redemption Price
    Per Share
    (net assets/shares of beneficial interest outstanding)   $     14.92
--------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------
Net Assets                                                   $ 1,536,886
Shares Outstanding                                               138,104
Net Asset Value, Offering Price and Redemption Price
    Per Share
    (net assets/shares of beneficial interest outstanding)   $     11.13
--------------------------------------------------------------------------
On  sales of 550,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Six Months Ended
June  30, 1998
Investment Income
--------------------------------------------------------------------------
Dividends allocated from
    Portfolio (net of foreign taxes $435)                    $    82,123
Interest allocated from Portfolio                                 95,638
Expenses allocated from Portfolio                               (306,562)
--------------------------------------------------------------------------
Net investment loss from Portfolio                           $  (128,801)
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Trustees fees and expenses                                   $     1,400
Distribution and service fees
    Class A                                                       41,540
    Class B                                                       17,137
    Class C                                                        7,484
Transfer and dividend disbursing agent fees                       67,783
Registration fees                                                 27,150
Printing and postage                                              10,337
Amortization of organization expenses                              9,548
Custodian fee                                                      7,505
Legal and accounting services                                      6,335
Miscellaneous                                                      5,431
--------------------------------------------------------------------------
Total expenses                                               $   201,650
--------------------------------------------------------------------------

Net investment loss                                          $  (330,451)
--------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $ 7,836,496
--------------------------------------------------------------------------
Net realized gain                                            $ 7,836,496
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                              $ 1,911,529
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $ 1,911,529
--------------------------------------------------------------------------

Net realized and unrealized gain                             $ 9,748,025
--------------------------------------------------------------------------

Net increase in net assets from operations                   $ 9,417,574
--------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Special Equities Fund  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets


                                   Six Months Ended
Increase (Decrease)                 June 30, 1998           Year Ended
in Net Assets                        (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment loss                $   (330,451)        $   (338,399)
    Net realized gain                     7,836,496           12,638,422
    Net change in unrealized
        appreciation (depreciation)       1,911,529           (2,467,352)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                    $  9,417,574         $  9,832,671
--------------------------------------------------------------------------------
Distributions to shareholders --
    From net realized gain
        Class A                        $    (30,440)        $(22,988,175)
        Class B                                (752)                  --
        Class C                                (418)                  --
    In excess of net realized gain
        Class A                                  --            (1,224,953)
--------------------------------------------------------------------------------
Total distributions to shareholders    $    (31,610)        $(24,213,128)
--------------------------------------------------------------------------------
Transactions in shares of
    beneficial interest --
    Proceeds from sale of shares
        Class A                        $  1,048,415         $ 35,975,118
        Class B                             948,969                   --
        Class C                             463,493                   --
    Net asset value of shares
        issued to shareholders
        in payment of
        distributions declared
        Class A                              27,662           21,098,427
        Class B                                 685                   --
        Class C                                 412                   --
    Cost of shares redeemed
        Class A                          (6,151,821)         (46,548,090)
        Class B                          (1,037,956)                  --
        Class C                            (489,668)                  --
--------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from Fund share
    transactions                       $ (5,189,809)        $ 10,525,455
--------------------------------------------------------------------------------
Contribution from EV Marathon
    and EV Classic Special
    Equities Funds                     $  4,900,379         $         --
--------------------------------------------------------------------------------

Net increase (decrease) in net
    assets                             $  9,096,534         $ (3,855,002)
--------------------------------------------------------------------------------
At beginning of period                 $ 73,143,587         $ 76,998,589
--------------------------------------------------------------------------------
At end of period                       $ 82,240,121         $ 73,143,587
--------------------------------------------------------------------------------

Accumulated
undistributed net
investment loss
included in net assets
--------------------------------------------------------------------------------
At end of period                       $   (330,451)        $         --
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Special Equities Fund  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                    Six Months Ended                          Year Ended December 31,
                                                      June 30, 1998              ---------------------------------------------------
                                                       (Unaudited)                1997       1996       1995      1994      1993
                                             -------------------------------     ---------------------------------------------------
                                             Class A     Class B     Class C     Class A    Class A    Class A   Class A   Class A
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $ 6.990     $13.320     $ 9.960     $ 8.950    $ 7.980    $ 6.880   $ 8.430   $ 8.990
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                          $(0.030)    $(0.113)    $(0.090)    $(0.032)   $(0.009)   $(0.009)  $(0.013)  $(0.018)
Net realized and unrealized gain (loss)        0.903       1.716       1.263       0.922      1.874      1.599    (0.807)    0.108
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations          $ 0.873     $ 1.603     $ 1.173     $ 0.890    $ 1.865    $ 1.590   $(0.820)  $ 0.090
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                       $(0.003)    $(0.003)    $(0.003)    $(2.706)   $(0.895)   $(0.490)  $(0.727)  $(0.650)
In excess of net realized gain                    --          --          --      (0.144)        --         --        --        --
From tax return of capital                        --          --          --          --         --         --    (0.003)       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          $(0.003)    $(0.003)    $(0.003)    $(2.850)   $(0.895)   $(0.490)  $(0.730)  $(0.650)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period             $ 7.860     $14.920     $11.130     $ 6.990    $ 8.950    $ 7.980   $ 6.880   $ 8.430
------------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                             12.49%      12.04%      11.78%      14.18%     23.76%     23.31%    (9.60)%    1.14%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $76,893     $ 3,811     $ 1,537     $73,144    $76,999    $70,456   $63,852   $78,132
Ratios (As a percentage of average daily net
    assets)                                     1.21%+      2.06%+      2.09%+      1.12%      1.04%      1.08%     1.02%     1.01%
    Expenses /(2)/
    Net investment loss                        (0.77)%+    (1.62)%+    (1.66)%+    (0.46)%    (0.10)%    (0.12)%   (0.17)%   (0.30)%
Portfolio turnover /(3)/                          --          --          --          --         --         --        37%       73%
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Special Equities Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Special Investment Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. Dividend income was recorded on the ex-dividend date. However, if the ex-dividend date had passed, certain dividends from securities were recorded as the Portfolio was informed of the ex-dividend date. Interest income was recorded on the accrual basis.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   F Other -- Investment transactions are accounted for on a trade date basis.

   G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The Fund's present policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated

Eaton Vance Special Equities Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                          Six Months Ended
                                          June 30, 1998       Year Ended
Class A                                   (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
Sales                                              133,608            4,415,029

Issued to shareholders electing to
  receive  payments of distributions
  in Fund shares                                     3,627            3,097,585

Redemptions                                       (820,761)          (5,649,305)
--------------------------------------------------------------------------------

Net increase (decrease)                           (683,526)           1,863,309
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                               June 30, 1998
Class B                                                        (Unaudited)
--------------------------------------------------------------------------------
Sales                                                                    65,947

Issued to shareholders electing to
  receive payments of distributions
  in Fund shares                                                             47

Redemptions                                                             (73,174)

Issued to EV Marathon Special
  Equities Fund shareholders                                            262,666
--------------------------------------------------------------------------------

Net increase                                                            255,486
--------------------------------------------------------------------------------

                                                               Six Months Ended
                                                               June 30, 1998
Class C                                                        (Unaudited)
--------------------------------------------------------------------------------
Sales                                                                    42,276

Issued to shareholders electing to
  receive payments of  distributions
  in Fund shares                                                             38

Redemptions                                                             (44,893)

Issued to EV Classic Special
  Equities Fund shareholders                                            140,683
--------------------------------------------------------------------------------

Net increase                                                            138,104
--------------------------------------------------------------------------------

4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.

5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred

Eaton Vance Special Equities Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $13,385 and $5,613 for Class B and Class C shares, respectively to or payable to EVD for the six months ended June 30, 1998, representing 0.75% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plans were approximately $67,000 and $240,000 for Class B and Class C shares, respectively.

   In addition, the Plans provide that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year. The Trustees have implemented the Plans by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1998 amounted to $41,540, $3,752 and $1,871 for Class A, Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $3,000 of CDSC paid by shareholders for Class B shares for the six months ended June 30, 1998. There was no CDSC paid by shareholders for Class C shares for the six months ended June 30, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $2,744,300 and $8,053,723, respectively for the six months ended June 30, 1998.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On January 1, 1998, EV Traditional Special Equities Fund acquired the net assets of the EV Marathon Special Equities Fund and the EV Classic Special Equities Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Special Equities Fund, at the closing, issued 262,666 Class B shares and 140,683 Class C shares of the Fund having an aggregate value of $3,498,869 and $1,401,510, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Special Equities Fund and EV Classic Special Equities Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Special Equities Fund's and EV Classic Special Equities Fund's net assets at the date of the transaction were $3,498,869 and $1,401,510, respectively, including $605,373 and $372,397 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Special Equities Fund (formerly EV Traditional Special Equities Fund) were $78,043,966 with a net asset value of $6.99, $13.32 and $9.96 for Class A, Class B and Class C shares, respectively.

9  Name Change
   -----------------------------------------------------------------------------
   Effective January 1, 1998, EV Traditional Special Equities Fund changed its name to Eaton Vance Special Equities Fund.

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 97.6%

Security                                                  Shares         Value
--------------------------------------------------------------------------------

Advertising -- 2.6%
--------------------------------------------------------------------------------
Catalina Marketing Corp.*                                 20,000      $1,038,750
Specialized market research.
Harte-Hanks Communications, Inc.                          10,000         258,125
Owns and operates an international direct
marketing company.
Outdoor Systems, Inc.*                                    30,000         840,000
Dominant operator of outdoor advertising.
--------------------------------------------------------------------------------
                                                                      $2,136,875
--------------------------------------------------------------------------------

Auto and Parts -- 0.3%
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.*                                 7,000      $  252,000
Supplies automotive equipment and
accessories to professional mechanics and
service technicians.
--------------------------------------------------------------------------------
                                                                      $  252,000
--------------------------------------------------------------------------------

Banks - Regional -- 1.4%
--------------------------------------------------------------------------------
Colonial Bancgroup, Inc. (The)                            21,000      $  677,250
Emerging banking company in the
Southeastern U.S.
Northfork Bancorp                                         19,000         464,313
Provides commercial banking services to the
New York and Connecticut areas.
--------------------------------------------------------------------------------
                                                                      $1,141,563
--------------------------------------------------------------------------------

Banks and Money Services -- 0.7%
--------------------------------------------------------------------------------
Bank United Corp.                                         12,000      $  574,500
Operates 70 branch bank system in Texas.
--------------------------------------------------------------------------------
                                                                      $  574,500
--------------------------------------------------------------------------------

Biotechnology -- 1.3%
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.*                              12,000      $  428,250
Researches and develops pharmaceutical and
diagnostic products.
Sepracor, Inc.*                                           15,000         622,500
Develops pharmaceutical drugs.
--------------------------------------------------------------------------------
                                                                      $1,050,750
--------------------------------------------------------------------------------

Broadcasting and Cable -- 3.4%
--------------------------------------------------------------------------------
Emmis Broadcasting Corp., Class A*                        23,000      $1,099,687
Diversified media company.
Jacor Communications, Inc.*                               16,500         973,500
Rapidly growing operator of radio stations and
syndicated programming.
Sinclair Broadcast Group, Class A*                        26,000         747,500
Well managed operator of diversified
broadcast properties.
--------------------------------------------------------------------------------
                                                                      $2,820,687
--------------------------------------------------------------------------------

Building Materials -- 1.2%
--------------------------------------------------------------------------------
Texas Industries, Inc.                                    18,000      $  954,000
Regional producer of building products in
the Southwest.
--------------------------------------------------------------------------------
                                                                      $  954,000
--------------------------------------------------------------------------------

Business Products and Services -- 5.7%
--------------------------------------------------------------------------------
Abacus Direct Corp.*                                      10,000      $  519,375
Provider of specialized marketing programs.
Carreker-Antinori, Inc.*                                  25,000         262,500
Provides integrated consulting
software solutions.
CN Maximus, Inc.*                                         20,950         602,313
Management consulting group.
Gartner Group, Inc., Class A*                             20,000         700,000
Leading consultant of high tech
equipment purchases.
Learning Tree International, Inc.*                        13,000         261,625
Leading operator of computer software
training programs.
Personnel Group of America, Inc.*                         14,000         280,000
Temporary employment company.
Saville Systems PLC ADR*                                   7,000         350,875
Provides billing software for the
telecommunications industry.
Sylvan Learning Systems, Inc.*                            22,500         736,875
Operates specialized educational
tutoring and testing centers.
United Rentals, Inc.*                                     24,000       1,008,000
Unique operator of outlets renting
specialized construction equipment.
--------------------------------------------------------------------------------
                                                                      $4,721,563
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                                  Shares         Value
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 2.4%
--------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.*                            5,000    $  190,000
Provides outsourced promotional, marketing,
educational, and field sales force logistics
services to the pharmaceutical industry.
Cognex Corp.*                                               23,000       425,500
Provides machine vision systems which are
used to automate the manufacturing process.
ISS Group, Inc.*                                             1,150        43,269
Provides network security
monitoring, detection, and
response software.
On Assignment, Inc.*                                        18,000       628,875
Provides temporary scientific and
environmental professionals to
laboratories.
United Road Services, Inc.*                                 35,000       669,375
Offers a range of towing and transport services.
--------------------------------------------------------------------------------
                                                                      $1,957,019
--------------------------------------------------------------------------------

Communications Equipment -- 4.6%
--------------------------------------------------------------------------------
Advanced Fibre Communication, Inc.*                         10,000    $  400,625
Develops the "Universal Modular
Carrier 1000" which enables
subscribers to access voice and
data communication over copper wire.
ANTEC Corp.*                                                 9,950       230,716
Develops and supplies optical transmission,
construction, and maintenance equipment for
the cable television industry.
Aspect Telecommunication Corp.*                             30,000       821,250
Provides voice and data integrated software.
Comverse Technology, Inc.*                                  15,000       778,125
Specialized communications products.
Davox Corp.*                                                20,000       437,500
Designs and manufactures specialized
telecom products.
ECI Telecommunications                                      20,000       757,500
A company that produces advanced
telecommunications equipment.
Glenayre Technologies, Inc.*                                32,000       344,000
Leading supplier of wireless
communications equipment.
--------------------------------------------------------------------------------
                                                                      $3,769,716
--------------------------------------------------------------------------------

Communications Services -- 0.2%
--------------------------------------------------------------------------------
McLeodUSA, Inc.*                                             5,000    $  194,375
Provides integrated telecommunications
services to business and residential customers.
--------------------------------------------------------------------------------
                                                                      $  194,375
--------------------------------------------------------------------------------

Computer Software -- 5.0%
--------------------------------------------------------------------------------
Brio Technology, Inc.*                                      34,900    $  466,788
Develops software that enables organizations
to implement business intelligent
solutions.
CBT Group PLC ADR*                                          10,000       535,000
Specialized provider of computer
based training systems.
Documentum, Inc.*                                            9,000       432,000
Provides niche software enabling
large corporations to integrate
their documents into
a central system.
HNC Software, Inc.*                                         15,000       612,188
Develops specialty software
products that enable credit
suppliers define risk/reward
scores for loans.
International Integration, Inc.*                             4,500        77,625
Provides application migration and
custom software development
services.
J.D. Edwards, Inc.*                                         28,000     1,202,249
Leading vendor of enterprise
resource software - specialized in
mid range corporations.
PeopleSoft, Inc.*                                           16,800       789,600
Specialty software for human resources
and manufacturing.
--------------------------------------------------------------------------------
                                                                      $4,115,450
--------------------------------------------------------------------------------

Consumer Products -- 0.5%
--------------------------------------------------------------------------------
Twinlab Corp.*                                              10,000      $436,875
Manufactures nutritional products.
--------------------------------------------------------------------------------
                                                                        $436,875
--------------------------------------------------------------------------------


Consumer Services -- 1.1%
--------------------------------------------------------------------------------
Strayer Education, Inc.                                     25,865      $937,606
Specialized supplemental education services.
--------------------------------------------------------------------------------
                                                                        $937,606
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares      Value
--------------------------------------------------------------------------------

Drugs -- 2.3%
--------------------------------------------------------------------------------
Genzyme Corp., Class A*                                   43,000      $1,099,187
Diversified biotechnology
pharmaceuticals.
Parexel International Corp.*                              21,000         763,875
Contract research services for large
drug companies.
--------------------------------------------------------------------------------
                                                                      $1,863,062
--------------------------------------------------------------------------------

Electrical Equipment -- 1.2%
--------------------------------------------------------------------------------
Level One Communications, Inc.*                           25,500      $  599,250
Designs and sells integrated circuits.
Micrel, Inc.*                                             11,000         357,500
Designs and sells analog
integrated circuits used in the
communications, computer, and
industrial markets.
--------------------------------------------------------------------------------
                                                                      $  956,750
--------------------------------------------------------------------------------

Electronics - Equipment -- 0.4%
--------------------------------------------------------------------------------
Etec Systems, Inc.*                                       10,000      $  351,875
Manufactures high precision masks
used to print circuit patterns onto
semiconductor wafers.
--------------------------------------------------------------------------------
                                                                      $  351,875
--------------------------------------------------------------------------------

Electronics - Instruments -- 1.0%
--------------------------------------------------------------------------------
Flextronics International Ltd.*                            9,000      $  391,500
Provides contract manufacturing services
to equipment manufacturers.
Photronics, Inc.*                                          9,100         200,769
Manufactures photomasks used to
transfer circuit patterns onto
semiconductor wafers.
Sanmina Corp.*                                             6,000         260,250
Operates contract manufacturing
facilities for high tech companies.
--------------------------------------------------------------------------------
                                                                      $  852,519
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.6%
--------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                20,000      $  620,000
Designs, manufactures, and markets
electronic chips and chip-based
subsystems.
PMC-Sierra, Inc.*                                         15,000         703,125
Provides high speed internetworking
component solutions.
Qlogic Corp.*                                              5,950         212,341
Designs and distributes specialty chips
and systems for communications products.
Vitesse Semiconductor Corp.*                              20,000         617,500
Provides digital circuits used
primarily for telecommunications,
data communications and automated
test equipment systems.
--------------------------------------------------------------------------------
                                                                      $2,152,966
--------------------------------------------------------------------------------

Entertainment -- 0.5%
--------------------------------------------------------------------------------
Speedway Motorsports, Inc.*                               15,000      $  383,438
Owns and operates "Atlanta Motor
Speedway", "Bristol Motor
Speedway", "Charlotte Motor
Speedway", "Texas Motor Speedway",
and "600 Racing".
--------------------------------------------------------------------------------
                                                                      $  383,438
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 1.1%
--------------------------------------------------------------------------------
Capital One Financial Corp.                                3,000      $  372,563
Leading credit card services specialists.
E*Trade Group, Inc.*                                      23,000         527,563
Innovative, high quality
electronic internet stock
brokerage firm.
--------------------------------------------------------------------------------
                                                                      $  900,126
--------------------------------------------------------------------------------

Health Care Services -- 0.7%
--------------------------------------------------------------------------------
NCS Healthcare, Inc., Class A*                            20,000      $  570,000
An independent provider of pharmacy services.
--------------------------------------------------------------------------------
                                                                      $  570,000
--------------------------------------------------------------------------------

Health Services -- 10.7%
--------------------------------------------------------------------------------
ABR Information Services, Inc.*                           16,000      $  380,000
Provides comprehensive benefits
administration, compliance and
information services.
American Retirement Corp.*                                32,000         568,000
Assisted living services.
Biomatrix, Inc.*                                          10,000         410,000
Develops and manufactures products used for orthopedics, ophthalmology, and other medical applications.


                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares         Value
--------------------------------------------------------------------------------

Health Services (continued)
--------------------------------------------------------------------------------
Compdent Corp.*                                           52,000      $  812,500
Offers a full line of dental care plan services.
Elan Corp., PLC ADR*                                       9,000         578,813
Specialty pharmaceutical.
Envoy Corp.*                                              10,000         473,750
Provides electronic data
interchange services to
participants in the health care market.
Express Scripts, Inc., Class A*                           10,000         806,250
Rapidly growing pharmacy specialist.
Health Management Associates,                             10,000         334,375
Inc., Class A*
Hospital chain.
MedQuist, Inc.*                                            5,000         144,375
Provides electronic transcription and
data management services to the healthcare industry.
MiniMed, Inc.*                                            15,000         785,625
Developer and manufacturer of
medical devices focusing on diabetics.
National Surgery Centers, Inc.*                           18,000         523,125
Operator of independent surgery units.
Omnicare, Inc.                                            27,000       1,029,375
Provides pharmacy services to retirement
centers.
Pediatrix Medical Group, Inc.*                            11,000         409,063
Operates pediatric care units.
Renal Care Group, Inc.*                                   14,000         616,875
One of the largest providers of renal
treatment centers.
Rexall Sundown, Inc.*                                      7,000         246,750
Develops, markets, and sells
vitamins, nutritional supplements
and consumer
health products
Sunrise Assisted Living, Inc.*                            20,000         687,500
One of the leading operators of
assisted care facilities for senior citizens.
--------------------------------------------------------------------------------
                                                                      $8,806,376
--------------------------------------------------------------------------------


Household Products -- 0.7%
--------------------------------------------------------------------------------
Sola International, Inc.*                                 17,000      $  555,688
Specialty eye care products.
--------------------------------------------------------------------------------
                                                                      $  555,688
--------------------------------------------------------------------------------

Information Services -- 20.2%
--------------------------------------------------------------------------------
Acxiom Corp.*                                             43,000      $1,072,313
Database information services.
Affiliated Computer Services,                             24,000         924,000
Inc., Class A*
Nationwide provider of information
processing services.
Aspect Development, Inc.*                                  7,000         529,375
Information processing services specialist.
Aspen Technologies, Inc.*                                 15,000         757,500
Specialty software for upgrading
manufacturing plants.
BISYS Group, Inc. (The)*                                  28,000       1,147,999
Services financial institutions
with computer, administrative and
marketing support data
processing services.
Cambridge Technology Partners, Inc.*                      17,000         928,625
Software consulting company.
CCC Information Services Group*                           30,000         495,000
Automotive repair information specialist.
Citrix Systems, Inc.*                                      8,600         588,025
Supplies client/server application products
that are compatible with "Windows"
operating systems.
Fiserv, Inc.*                                             20,950         889,719
Provider of data processing
services to banks and savings institutions.
Harbinger Corp.*                                          30,000         725,625
Electronic Data Interchange products
and services.
IDX Systems Corp.*                                        25,000       1,151,562
Healthcare information systems.
Legato Systems, Inc.                                      13,000         507,000
Develops, markets, and supports
network storage management software products.
Lycos, Inc.*                                               6,000         452,250
Develops and provides guides to Web
search and directory services.
Medical Manager Corp.*                                    27,000         745,875
Provides the Medical Manager
physician practice management system.
Mobius Management Systems, Inc.*                          30,000         450,000
Provides software products designed
to optimize the storage and retrieval
of information.
Nova Corp.*                                               36,000       1,286,999
Nation's largest bankcard processor.
Paychex, Inc.                                             12,000         488,250
Payroll and corporate information services.

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares     Value
--------------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------------
Sapient Corp.*                                            10,000     $   527,500
Provides custom based software.
Siebel Systems, Inc.*                                     15,000         483,750
Supplies sales, marketing, and
customer service information
systems.
SunGard Data Systems, Inc.*                               35,000       1,343,124
Data storage and emergency back up
products.
Veritas Software Co.*                                     23,250         961,969
Provides communications companies
with software.
measuring systems.
Yahoo!, Inc.*                                              1,200         189,000
Offers a network of branded
Web programming.
--------------------------------------------------------------------------------
                                                                     $16,645,460
--------------------------------------------------------------------------------

Insurance -- 2.7%
--------------------------------------------------------------------------------
Mercury General Corp.                                      5,000     $   322,188
Large provider of specialized auto
insurance policies.
Mutual Risk Management Ltd.                               33,006       1,202,655
Specialty insurer focusing on workmen's
compensation.
Reinsurance Group of America, Inc.*                       13,000         667,063
Provides life reinsurance in
North America.
--------------------------------------------------------------------------------
                                                                     $ 2,191,906
--------------------------------------------------------------------------------

Investment Services -- 3.0%
--------------------------------------------------------------------------------
Centura Banks, Inc.                                       12,000     $   750,000
Growing Southeastern bankers.
PMI Group, Inc.                                           10,000         733,750
Specialty financial products.
Sovereign Bancorp, Inc.                                   60,000         980,622
A thrift holding company.
--------------------------------------------------------------------------------
                                                                     $ 2,464,372
--------------------------------------------------------------------------------

Lodging and Gaming -- 1.2%
--------------------------------------------------------------------------------
ResortQuest International, Inc.*                          35,000     $   570,938
Provides vacation condominium and home
rentals in the United States.
Rio Hotel and Casino, Inc.*                               20,000         377,500
Owns and operates the Rio Suite
Hotel & Casino in Las Vegas,
Nevada, consisting of
over 2500 suites.
--------------------------------------------------------------------------------
                                                                     $   948,438
--------------------------------------------------------------------------------

Machinery -- 2.1%
--------------------------------------------------------------------------------
Camco International, Inc.                                 11,000     $   856,625
Oilfield services.
Varco International, Inc.*                                44,000         871,750
Designs and manufactures equipment
used for oil and gas drilling
worldwide.
--------------------------------------------------------------------------------
                                                                     $ 1,728,375
--------------------------------------------------------------------------------

Medical Products -- 2.0%
--------------------------------------------------------------------------------
Haemonetics Corp.*                                        28,000     $   448,000
Designs and manufactures equipment
for the collection, processing and
surgical salvage of blood.
Ocular Sciences, Inc.*                                    10,000         325,000
Manufactures and markets a broad line of
disposable contact lenses.
Sofamor Danek Group, Inc.*                                10,000         865,625
Leading developer/manufacturer of spinal
implant devices. Company markets
products internationally.
--------------------------------------------------------------------------------
                                                                     $ 1,638,625
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 7.4%
--------------------------------------------------------------------------------
Cross Timbers Oil Co.                                     67,000     $ 1,277,187
Emerging growth energy company with
good exploration track record.
EEX Corp.*                                                85,000         796,875
Explores for and produces oil and
natural gas.
Encal Energy, Ltd.*                                      110,000         419,375
Specialized energy exploration
company.
Louis Dreyfus Natural Gas*                                46,640         883,245
Niche developer and driller of gas
properties.
Meridian Resource Corp.*                                  80,000         565,000
An independent oil and natural gas
company that explores and develops
properties.
Newfield Exploration Co.*                                 50,000       1,243,749
Acquires and develops energy
properties in domestic U.S.
Triton Energy Ltd.*                                       25,000         892,188
International oil and gas
exploration and development.
--------------------------------------------------------------------------------
                                                                     $ 6,077,619
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security                                                  Shares         Value
--------------------------------------------------------------------------------

Publishing -- 1.2%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                                                   $       10
Publishes Dallas Morning News and
Providence Journal; also operates
T.V. and radio properties.
Central Newspapers, Inc., Class A                10,000                697,500
Publishes the Arizona Republic,
the Arizona Business Gazette, the
Indianapolis Star, the
Indianapolis News, and community
newspapers in Indiana and
Louisiana.
Master Graphics, Inc.*                           30,000                277,500
Provides general commercial printing services
to customers throughout the United States.
--------------------------------------------------------------------------------
                                                                    $  975,010
--------------------------------------------------------------------------------

REITS -- 0.5%
--------------------------------------------------------------------------------
Public Storage, Inc.                             15,000             $  420,000
Real Estate Investment Trust (REIT)
which invests in mini-warehouses and self-
service facilities.
--------------------------------------------------------------------------------
                                                                    $  420,000
--------------------------------------------------------------------------------

Retail - Food and Drug -- 1.4%
--------------------------------------------------------------------------------
Papa John's International, Inc.*                 29,000             $1,143,687
Rapidly growing restaurant chain.
--------------------------------------------------------------------------------
                                                                    $1,143,687
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 1.7%
--------------------------------------------------------------------------------
Bed Bath and Beyond, Inc.*                        8,000             $  414,500
Specialty retailer.
The Mens Wearhouse, Inc.*                        31,000              1,023,000
Specialty apparel chain.
--------------------------------------------------------------------------------
                                                                    $1,437,500
--------------------------------------------------------------------------------

Semiconductor Equipment -- 0.5%
--------------------------------------------------------------------------------
PRI Automation, Inc.*                            25,000             $  426,563
Material handling equipment for high cost
semiconductor wafers.
--------------------------------------------------------------------------------
                                                                    $  426,563
--------------------------------------------------------------------------------

Software Services -- 0.6%
--------------------------------------------------------------------------------
JDA Software Group, Inc.*                        12,000             $  525,000
Provides software products that
address business information
requirements of the
retail supply chain.
--------------------------------------------------------------------------------
                                                                    $  525,000
--------------------------------------------------------------------------------

Telephone Utilities -- 1.0%
--------------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.*                   8,000             $  320,500
Leading provider of foreign long
distance services.
Smartalk Teleservices, Inc.*                     33,000                480,563
Provides prepaid
telecommunications products
and services.
--------------------------------------------------------------------------------
                                                                    $  801,063
--------------------------------------------------------------------------------

Transportation -- 0.5%
--------------------------------------------------------------------------------
Comair Holdings, Inc.                            13,000             $  401,375
Regional airline holding company.
--------------------------------------------------------------------------------
                                                                    $  401,375
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $61,709,662)                                  $80,280,772
--------------------------------------------------------------------------------

Commercial Paper -- 4.5%


                                                 Principal
                                                 Amount
Security                                         (000's Omitted)   Value
--------------------------------------------------------------------------------
General Electric Capital Corp., 6.10%, 7/1/98    $3,721            $  3,721,000
--------------------------------------------------------------------------------

Total Commercial Paper
    (identified cost $3,721,000)                                   $  3,721,000
--------------------------------------------------------------------------------

Total Investments -- 102.1%
    (identified cost $65,430,662)                                  $ 84,001,772
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (2.1)%                           $ (1,722,879)
--------------------------------------------------------------------------------

Net Assets -- 100%                                                 $ 82,278,893
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
*   Non-income producing security.

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $65,430,662)                                 $ 84,001,772
Cash                                                                         90
Receivable for investments sold                                       1,588,962
Interest and dividends receivable                                         9,455
Deferred organization expenses                                            3,447
--------------------------------------------------------------------------------
Total assets                                                       $ 85,603,726
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $  3,305,660
Payable to affiliate for Trustees' fees                                   3,874
Other accrued expenses                                                   15,299
--------------------------------------------------------------------------------
Total liabilities                                                  $  3,324,833
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $ 82,278,893
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $ 63,707,783
Net unrealized appreciation (computed on
    the basis of identified cost)                                    18,571,110
--------------------------------------------------------------------------------
Total                                                              $ 82,278,893
--------------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $435)                             $     82,123
Interest                                                                 95,638
--------------------------------------------------------------------------------
Total investment income                                            $    177,761
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    251,939
Trustees fees and expenses                                                5,902
Custodian fee                                                            30,405
Legal and accounting services                                            10,777
Amortization of organization expenses                                     1,574
Miscellaneous                                                             5,965
--------------------------------------------------------------------------------
Total expenses                                                     $    306,562
--------------------------------------------------------------------------------

Net investment loss                                                $   (128,801)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $  7,836,498
--------------------------------------------------------------------------------

Net realized gain                                                  $  7,836,498
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $  1,911,530
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $  1,911,530
--------------------------------------------------------------------------------

Net realized and unrealized gain                                   $  9,748,028
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  9,619,227
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                           Six Months Ended
Increase (Decrease)                        June 30, 1998       Year Ended
in Net Assets                              (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment loss                        $   (128,801)       $    (76,118)
    Net realized gain                             7,836,498          13,086,809
    Net change in unrealized
        appreciation (depreciation)               1,911,530          (2,245,462)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                            $  9,619,227        $ 10,765,229
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                              $  2,744,300        $ 39,249,662
    Withdrawals                                  (8,053,723)        (54,993,076)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                       $ (5,309,423)       $(15,743,414)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets          $  4,309,804        $ (4,978,185)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                         $ 77,969,089        $ 82,947,274
--------------------------------------------------------------------------------
At end of period                               $ 82,278,893        $ 77,969,089
--------------------------------------------------------------------------------


                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                    Six Months Ended                      Year Ended December 31,
                                                    June 30, 1998    ------------------------------------------------------------
                                                    (Unaudited)         1997             1996            1995            1994 *
---------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                              0.76%+            0.75%            0.76%           0.77%           0.74%+
Net investment income (loss)                         (0.32)%+          (0.10)%           0.18%           0.19%           0.20%+
Portfolio Turnover                                      52%              156%              91%             81%             19%
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $82,279           $77,969          $82,947         $73,940         $64,442
---------------------------------------------------------------------------------------------------------------------------------

+  Annualized.

* For the period from the start of business, August 1, 1994, to December 31, 1994.


                       See notes to financial statements

Special Investment Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Special Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

    C Income Taxes-- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

    E Other -- Investment transactions are accounted for on a trade date basis.

    F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Special Investment Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1998, the fee was equivalent to 0.625% (annualized) of the Portfolio's average net assets for such period and amounted to $251,939. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $40,710,608 and $45,055,021, respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, is computed on a federal income tax basis, were as follows:

    Aggregate cost                                        $     65,639,132
    ----------------------------------------------------------------------
    Gross unrealized appreciation                         $     19,748,410
    Gross unrealized depreciation                               (1,385,770)
    ----------------------------------------------------------------------
    Net unrealized appreciation                           $     18,362,640


5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

6   Risk Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Eaton Vance Special Equities Fund as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Special Equities Fund

Officers                      Trustees
James B. Hawkes               M. Dozier Gardner
President and Trustee         Vice Chairman, Eaton Vance
                              Management
Edward E. Smiley, Jr.
Vice President                Donald R. Dwight
                              President, Dwight Partners, Inc.
James L. O'Connor
Treasurer                     Samuel L. Hayes, III
                              Jacob H. Schiff Professor of Investment
Alan R. Dynner                Banking, Harvard University Graduate School of
Secretary                     Business Administration

                              Norton H. Reamer
                              Chairman and Chief Executive Officer, United Asset Management Corporation

                              John L. Thorndike
                              Formerly Director, Fiduciary Company Incorporated

                              Jack L. Treynor
                              Investment Adviser and Consultant


Special Investment Portfolio

Officers                      Trustees
James B. Hawkes               M. Dozier Gardner
President and Trustee         Vice Chairman, Eaton Vance
                              Management
Edward E. Smiley, Jr.
Vice President and            Donald R. Dwight
Portfolio Manager             President, Dwight Partners, Inc.

James L. O'Connor             Samuel L. Hayes, III
Treasurer                     Jacob H. Schiff Professor of Investment
                              Banking, Harvard University Graduate School of
Alan R. Dynner                Business Administration
Secretary
                              Norton H. Reamer
                              Chairman and Chief Executive Officer, United Asset
                              Management Corporation

                              John L. Thorndike
                              Formerly Director, Fiduciary Company Incorporated

                              Jack L. Treynor
                              Investment Adviser and Consultant

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Investment Adviser of
Special Investment Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
Eaton Vance Special Equities Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Claredon Street, 16th Floor
Boston, MA 02116

Transfer and Dividend Disbursing Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



Eaton Vance Special Equities Fund
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                      SESRC-8/98